License Agreement (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 12, 2018	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2018	Mar. 31, 2015	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2016
License Agreements
Issuance of stock (in shares)	3,592,858			3,592,858
Issuance of common stock				$ 25,150,000			$ 25,150,000	$ 30,278,000
Milestones or royalty payments triggered						$ 0	$ 0
Common Stock
License Agreements
Issuance of stock (in shares)				3,592,858			3,592,858	3,027,755
Issuance of common stock				$ 4,000			$ 4,000	$ 3,000
License Agreement | Pfizer, Inc.
License Agreements
Ownership by Pfizer		5.00%	5.00%		5.00%
Pfizer, Inc. | License Agreement
License Agreements
Percentage of shares of common stock offering issued to Pfizer		15.00%	15.00%
Number of years after the first commercial sale			P5Y
Issuance of stock (in shares)			675,250
Issuance of common stock			$ 900,000
Notice period			90 days		90 days
Pfizer, Inc. | License Agreement | Common Stock
License Agreements
Issuance of stock (in shares)		675,250
Issuance of common stock		$ 900,000
Pfizer, Inc. | License Agreement | Common Stock | Minimum | Pfizer, Inc.
License Agreements
Ownership by Pfizer		5.00%	5.00%		5.00%
Pfizer, Inc. | License Agreement | Milestone Payments | Maximum
License Agreements
Potential payments upon achievement of certain milestones		$ 37,000,000	$ 37,000,000		$ 37,000,000
Pfizer, Inc. | License Agreement | Milestone Payments | Maximum | Pfizer, Inc.
License Agreements
Potential payments upon achievement of certain milestones		$ 37,000,000	$ 37,000,000		$ 37,000,000